Graubard Miller The Chrysler Building 405 Lexington Avenue New York, N.Y. 10174-1101 (212) 818-8800
facsimile		direct dial number
(212) 818-8881		(212) 818-8610
email address
bross@graubard.com

April 14, 2022

Securities and Exchange Commission

Division of Corporation Finance

Office of Real Estate & Construction

100 F Street, N.E.

Washington, D.C. 20549

Re:          CORPHOUSING GROUP INC.

Amendment No. 3 to Registration Statement

on Form S-1 (No. 333-262114)

Ladies and Gentlemen:

On behalf of CorpHousing Group Inc. (the “Company”), we hereby submit Amendment No. 3 to the Registration Statement on Form S-1 (No. 333-262114).

The purpose of Amendment No. 3 is solely to file fourth quarter and full year financial statements for the year ending December 31, 2021, give effect to a one-for-four reverse stock split affected since the filing of Amendment No. 2, and provide for additional disclosure for events occurring since the filing of Amendment No. 2.

If you have any questions or if there is anything we can do to help the Staff accommodate effective review of Amendment No. 3, please do not hesitate to contact me at 917-349-7106.

Sincerely,

/s/ Brian L. Ross

Brian L. Ross

cc:	Brian Ferdinand